Supplemental Statements of Consolidated and Combined Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 46,518	$ 148,790	$ 3,030
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, depletion, and amortization	76,036	61,882	38,786
Impairment of proved oil and natural gas properties	10,532	18,415	11,838
(Gain) loss on derivative instruments	(16,578)	(55,153)	(7,760)
Cash settlements on derivative instruments	42,307	11,249	9,188
Premiums paid for derivatives	(411)	(7,424)	(299)
Premiums received for derivatives		2,520
Deferred income tax expense (benefit)		(36)	481
Amortization of loan origination costs	1,991	1,459	1,051
Amortization of investment premium	194	606	907
Accretion of asset retirement obligations	4,377	4,032	3,111
Amortization of equity awards	1,423
Gain on sale of properties	(9,759)	(63,033)	(239)
Asset retirement costs incurred	(5)	(90)
Exploration costs	36	172	39
Changes in operating assets and liabilities:
Accounts receivable	(5,733)	(24,986)	(21,200)
Prepaid expenses and other assets	(555)	(3,300)	(1,730)
Payables and accrued liabilities	7,164	27,208	18,862
Other	(693)	(171)
Net cash provided by operating activities	156,844	122,140	56,065
Cash flows from investing activities:
Acquisition of oil and natural gas properties	(277,623)	(404,467)	(299,226)
Additions to oil and gas properties	(107,789)	(91,755)	(24,327)
Additions to restricted investments	(4,599)	(5,261)	(3,368)
Additions to other property and equipment	(1,748)	(1,999)	(1,438)
Proceeds from the sale of oil and gas properties	34,521	3,333	2,143
Other	29	(750)	(32)
Net cash used in investing activities	(357,209)	(500,899)	(326,248)
Cash flows from financing activities:
Advances on revolving credit facility	391,000	412,318	208,917
Payments on revolving credit facility	(121,819)	(244,399)	(79,506)
Proceeds from borrowings of long-term debt			182
Repayment of borrowings of long-term debt			(44)
Loan origination fees	(2,225)	(5,752)	(2,827)
Predecessor capital contributions		48,885	44,130
Capital contributions from previous owners	64,597	161,503	114,570
Contribution related to sale of assets to NGP affiliate	38,125
Noncontrolling interest capital contributions			1,206
Proceeds from general partner contribution	206	419
Proceeds from the issuance of common units	202,572	181,659
Costs incurred in conjunction with issuance of common units	(8,268)	(24,540)
Distributions to partners	(34,436)
Distribution to Memorial Resource (see Note 1)	(45,489)	(73,557)
Distribution to Rise (see Note 1)	(242,174)
Transfer of operating subsidiary to Memorial Resource (see Note 13)	(3,751)
Distributions made by previous owners	(29,517)	(66,577)	(5,610)
Cash retained by predecessor		(14,977)
Net cash provided by financing activities	208,821	374,982	281,018
Net change in cash and cash equivalents	8,456	(3,777)	10,835
Cash and cash equivalents, beginning of year	15,984	19,761	8,926
Cash and cash equivalents, end of year	24,440	15,984	19,761
Supplemental cash flows:
Cash paid for interest	13,869	10,412	5,085
Cash paid for taxes	22	40
Noncash investing and financing activities:
Change in capital expenditures in payable and accrued liabilities	4,435	9,008
Environmental remediation liability - net (see Note 14)		968	1,450
Fair value of assets acquired in excess of cash paid and net book value of properties transferred		68,945
Assumptions of asset retirement obligations related to properties acquired	5,448	9,031	10,983
Contribution related to sale of assets to NGP affiliate - restricted cash	2,013
Accrued equity offering costs	170
Distributions to partners	$ 48